Related Party Transactions - Table Footnotes (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 USD ($) Bcf	Dec. 31, 2022 USD ($) Bcf	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub		115.00%
Trade receivables-affiliate	$ 263	$ 553	$ 232
Regasification Capacity | Bcf		2
Advances to affiliate	131	$ 151	127
Accrued liabilities-related party	5	6	4
Due to affiliates	38	80	73
Service Agreements [Member]
Related Party Transaction [Line Items]
Advances to affiliate	131	151	127
Natural Gas Transportation and Storage Agreements [Member]
Related Party Transaction [Line Items]
Accrued liabilities-related party	5	6	4
LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Operating Lease Liability Noncurrent-Affiliate	$ 15	$ 15	15
Affiliated Entity [Member] | Facility Swap Agreement [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%	115.00%
Cheniere Marketing International, LLP | Cheniere Marketing Agreements [Member]
Related Party Transaction [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub	115.00%	115.00%
Trade receivables-affiliate	$ 263	$ 551	$ 232
SPLNG [Member] | Terminal Use Agreement [Member]
Related Party Transaction [Line Items]
Regasification Capacity | Bcf	2	2
Related Party Transaction, Committed Annual Fee	$ 250	$ 250
SPLNG [Member] | LNG Site Sublease Agreement [Member]
Related Party Transaction [Line Items]
Annual Sublease Payment	$ 1	$ 1